SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule Of Property And Equipment Estimated Useful Life
%

Computers, software and related equipment	20 – 33
Office furniture and equipment	15 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Company's Revenue by Category
	December 31,
	2019	2020	2021

SaaS	$7,286	$24,305	$69,303
Self-hosted subscription*	10,882	32,120	65,325
Perpetual license	221,955	176,061	115,738
Maintenance and support	157,486	190,897	214,036
Professional services	36,286	41,048	38,515

	$433,895	$464,431	$502,917